Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
2023	¥ 452,739
2024	428,280
2025	348,436
2026	264,847
2027	170,471
2028 and thereafter	190,352
Total undiscounted cash flows	1,855,125	¥ 1,913,852
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(266,182)
Amount on balance sheet	¥ 1,588,943